Commitments and contingencies - (Details) $ in Thousands							2 Months Ended	12 Months Ended
	Oct. 01, 2019 USD ($) ft²	Jan. 28, 2019 ft²	Jan. 15, 2019	Nov. 14, 2014 ft²	Jun. 01, 2014 ft²	Mar. 08, 2012	Mar. 05, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of Commitments [Line Items]
Term of contract			36 months
Short term and low value leases								$ 283
Purchase obligations								8,256
Voclosporin
Disclosure of Commitments [Line Items]
Contractual capital commitments								$ 500
Licensee royalty fee						2.00%		2.00%
Licensing fee								10.00%
Extinguishment of obligation amount								$ 5,000
2020
Disclosure of Commitments [Line Items]
Short term and low value leases								283
Purchase obligations								8,196
2021
Disclosure of Commitments [Line Items]
Short term and low value leases								0
Purchase obligations								60
2022
Disclosure of Commitments [Line Items]
Short term and low value leases								0
Purchase obligations								0
Victoria, British Columbia
Disclosure of Commitments [Line Items]
Area of real estate property (in sqft) | ft²		9,406			5,540
Term of contract		3 years			5 years
Notice period for cancellation		12 months
Edmonton, Alberta
Disclosure of Commitments [Line Items]
Area of real estate property (in sqft) | ft²	2,248			1,247
Term of contract				2 years
Monthly payments	$ 2							$ 1
Entering into significant commitments or contingent liabilities | Victoria, British Columbia | Period One
Disclosure of Commitments [Line Items]
Monthly payments							$ 21
Entering into significant commitments or contingent liabilities | Victoria, British Columbia | Period Two
Disclosure of Commitments [Line Items]
Monthly payments							$ 22